Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	T-REX Acquisition Corp.
Entity Central Index Key	0001437750
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1754034
Entity Address State Or Province	FL
Entity Address Address Line 2	4th Street
Entity Address Address Line 1	7301 NW
Entity Address Address Line 3	Suite 102
Entity Address City Or Town	Plantation
Entity Address Postal Zip Code	33317
City Area Code	954
Local Phone Number	742-3001
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.